Decommissioning liability	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Decommissioning liability [Text Block]
11.	Decommissioning liability:

The Company’s decommissioning liability results from the ownership interest in oil and natural gas assets. The Company has estimated the net present value of the decommissioning liability to be $402,400 as at December 31, 2017 (2016 – $366,517, 2015 – $360,283) based on an undiscounted inflation-adjusted total future liability of A$671,718 (2016 and 2015 – A$671,718). These payments are expected to be made over the next 25 years with the majority of costs to be incurred between 2025 and 2030. At December 31, 2017, the liability has been calculated using an inflation rate of 3.0% (2016 and 2015 – 3.0%) and discounted using a risk-free rate of 3.0% (2016 and 2015 – 3.0%).

Balance at January 1, 2015	$390,902
Accretion expense	10,494
Foreign exchange translation	(41,113)
Balance at December 31, 2015	$360,283
Accretion expense	10,545
Foreign exchange translation	(4,311)
Balance at December 31, 2016	$366,517
Accretion expense	11,698
Foreign exchange translations	24,185
Balance at December 31, 2017	$402,400